Share-Based Payments	12 Months Ended
Jun. 30, 2024
Share-based payment arrangements [Abstract]
Share-Based Payments	Share-based payments
Accounting policy
The group operates the following employee share incentive plans where the group granted share options to certain employees in exchange for services received:
•The equity-settled Sisonke Employee Share Ownership Plan (Sisonke ESOP) initially awarded in 2019
•The equity-settled Management Deferred Share Plan (DSP) initially awarded in 2020
•The equity-settled Katleho ya Moruo Employee Share Ownership Plan (Katleho ya Moruo ESOP). Shares were issued to the Harmony ESOP Trust on 4 April 2024. However award letters were issued to employees on 1 July 2024. Refer to critical accounting estimates and judgements below for further details.

Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised.

The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received (if any) net of any directly attributable transaction costs are credited to share capital and premium when the options are exercised.
34    Share-based payments continued

Critical accounting estimates and judgements
On 31 January 2024, the shareholders of Harmony approved the establishment of the Katleho ya Moruo ESOP. The Harmony ESOP Trust subscribed for Harmony shares equal to 2% of the shareholding in Harmony at a value of R100.66 per share equating to a total contribution of R1 273 502 507. The Trust received funding for the subscription of the shares from Harmony and the subsidiaries in the Harmony group who will receive the promised services from the eligible employees. The shares were issued to the Trust on 4 April 2024, while the allocation notices were sent to employees on 1 July 2024.

The trust deed determines that employees will be deemed to have accepted their allocations unless they formally reject within 10 days from the date of allocation (therefore on or before 10 July 2024). For the Katleho ya Moruo ESOP scheme, the service/vesting period commenced on 4 April 2024 while the grant date is 10 July 2024. This is when eligible employees are notified individually, via letters, of their participation unit allocation and acceptance thereof following the passing of 10 business days. Harmony has to recognise employee services as they are received. Therefore, for the period of 4 April 2024 to 30 June 2024, share based payment expenses for the Katleho ya Moruo ESOP scheme were recognised in advance of the grant date and prior to the participation units being issued. The fair value of the options granted under the Katleho ya Moruo ESOP was based on an estimation of what Harmony’s share price would be on the grant date of 10 July 2024. The estimated share price used was R175.65. For determining the grant date fair value, Harmony’s share price was deemed appropriate as there were no market conditions attached to the grant. Expected dividends were not incorporated in the measurement of the fair value as the employees granted awards under the scheme are entitled to receive dividends on the underlying shares during the vesting period.

The fair value of options granted under the DSP:

Fair value
18 September 2019 - First issue	R45.89 - R56.87
18 September 2020 - Second issue	R74.90
20 September 2021 - Third issue	R45.58 - R57.93
19 September 2022 - Fourth Issue	R42.48 - R47.25
18 September 2023 - Fifth Issue	R84.88 - R105.85

The fair value of the first and second issue of options granted under the DSP was based on the Harmony spot share price at each grant date, as there were no market conditions attached to the grant. The fair value of the third, fourth and fifth issue of options granted under the DSP was determined using a Black-Scholes valuation model. The significant inputs into the model are:

DSP
18 September 2023 - Fifth issue
Risk-free interest rate[1]	7.91% - 8.35%
Expected volatility[2]	53.03% - 59.23%
Expected dividend yield[3]	0.79% - 1.88%
Spot price on grant date	R87.39 - R116.27
Vesting period (from grant date)[4]	3/5 years
[1] The risk-free rate was derived from a zero-coupon curve stripped from forward rate agreements and swap inputs.
[2] The volatility was estimated on the historical returns of the Harmony share price over a period matching the time to maturity of the shares.
[3] The dividend yield was based on Harmony’s dividend forecasts and estimates of future share prices.
[4] Refer to Vesting under Options granted under the Management Deferred Share Plan below.

Employee share-based payments
The objective of these schemes is to recognise the contributions of employees to the group's financial position and performance and to retain key employees.

Executive management is encouraged to retain shares when they vest and a minimum shareholding requirement has been introduced to achieve this. This shareholding is meant to align shareholder and executive objectives to grow total shareholder return.

The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2024	2023	2022
Sisonke ESOP	—	—	91
Katleho ya Moruo ESOP	112	—	—
Management DSP	132	114	109
Total share-based payments	244	114	200
34    Share-based payments continued
Employee share-based payments continued
In December 2018, the board approved the new Total Incentive Plan for management which includes deferred shares. The first allocations under the new plan occurred in October 2019, the subsequent allocations occurring in October of each year since then. Our shareholders have authorised up to 25 000 000 shares of the issued share capital to be used for this plan. As at 30 June 2024, 4 262 157 shares have been issued in terms of the Management DSP.

On 31 January 2024, our shareholders approved the issue of Harmony shares equal to 2% of the shareholding in Harmony to the Harmony ESOP Trust. This equated to 12 651 525 shares. These shares will be used to facilitate the non-managerial share-based payment scheme.

Options granted under the Management Deferred Share Plan
Harmony implemented the Total Incentive Plan, comprising a long-term DSP and a short-term annual cash payment with effect from 1 July 2019. The total incentive for each management-level employee is determined every year through a balanced scorecard calculation. The balanced scorecard result includes a number of key short- and long-term company performance measures (to be measured over trailing three- and one-year periods). The measures are reviewed and defined annually with appropriate weightings. A portion of the total incentive is paid immediately in cash and the balance is settled by means of deferred shares.

Award	Vesting	Performance criteria
DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group.
*    Deferred shares.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled
•No fault	All unvested and unexercised DS will continue in force to vest on the original vesting dates in accordance with the rules of the plan.

Activity on share options

Number of DS
Activity on DS granted but not exercised	2024	2023
Balance at beginning of year	5 085 520	4 449 291
Options granted	1 993 119	2 318 254
Options exercised	(1 765 592)	(1 480 166)
Options forfeited and lapsed	(309 810)	(201 859)
Balance at end of year	5 003 237	5 085 520
34    Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued

	2024	2023
18 September 2019 – 3 years
Gain realised by participants on options exercised during the year (R million)	—	12
Weighted average share price at the date of exercise (SA Rand)	—	41.00
Remaining life (years)	—	—
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	3	2
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	0.2	1.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	23	11
Weighted average share price at the date of exercise (SA Rand)	85.46	41.50
Remaining life (years)	—	0.2
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	4	2
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	1.2	2.2
20 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	62	31
Weighted average share price at the date of exercise (SA Rand)	85.00	40.21
Remaining life (years)	0.2	1.2
20 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	9	4
Weighted average share price at the date of exercise (SA Rand)	90.60	47.41
Remaining life (years)	2.2	3.2
19 September 2022 – 3 years
Gain realised by participants on options exercised during the year (R million)	43	—
Weighted average share price at the date of exercise (SA Rand)	82.20	—
Remaining life (years)	1.2	—
19 September 2022 – 5 years
Gain realised by participants on options exercised during the year (R million)	7	—
Weighted average share price at the date of exercise (SA Rand)	93.32	—
Remaining life (years)	3.2	—

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2024
Deferred shares
18 September 2019 – 5 years	99 992	0.2
18 September 2020 – 5 years	189 787	1.2
20 September 2021 – 3 years	692 409	0.2
20 September 2021 – 5 years	604 806	2.2
19 September 2022 – 3 years	1 007 583	1.2
19 September 2022 – 5 years	528 063	3.2
18 September 2023 – 3 years	1 429 778	2.2
18 September 2023 – 5 years	450 819	4.2
Total options granted but not yet exercised	5 003 237
34    Share-based payments continued
Employee share-based payments continued
Options granted under the Katleho ya Moruo ESOP
Following the expiration of the Sisonke Employee Share Ownership Plan in 2022, Harmony approved the establishment of the Katleho ya Moruo ESOP in January 2024. The scheme aims to continue facilitating beneficial interest and ownership by non-managerial employees in South Africa (the beneficiaries) of Harmony shares in order to:
•Facilitate economic empowerment of Harmony’s employees
•Incentivise Harmony’s employees, so as to promote the shared interests of employees and shareholders in the value growth of Harmony
•Further align the interests of the Harmony shareholders and those of the employees of Harmony.

The shares were issued to the Harmony ESOP Trust (the Trust) on 4 April 2024. Each beneficiary under the scheme will be awarded 360 Participation Units (PU) from 1 July 2024, post year-end, if they qualified for the scheme upon its formation or within six months of the formation thereof. Thereafter, qualifying employees will be awarded PU on a pro-rata basis in line with the scheme rules. The PU will vest after a service period of five years commencing on 4 April 2024. The Katleho ya Moruo ESOP is equity-settled.

Award	Vesting	Performance criteria
PU*	The PU will vest after 5 years from the date on which the service period commenced.	The participant is still employed within the group.
*    Participation Unit refers to the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised PU are lapsed and cancelled
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.
Activity on share options
No participation units have been awarded as at 30 June 2024.